(36) NON-CASH TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2019
Non-cash Transaction
Schedule of non cash transactions

	December 31, 2019	December 31, 2018

Interest capitalized	25,641	28,606
Repayment of intercompany loans with of noncontrolling shareholders' dividends	81	377
Provision for environmental costs capitalized in property, plant and equipment	83,334	1,684
Transfers between property, plant and equipment, intangible and other assets	1,662	5,515